Form N-1A
Registration Statement Under the securities act of 1933               X
and
The Investment Company Act of 1940                     X

Pre-Effective Amendment Number 3

The Internet Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

473 Martling Avenue, Tarrytown, NY 10591
(Address of Principal Executive Offices)

914-631-9030
(Registrants Telephone Number)

Leonid Polyakov 473 Martling Avenue, Tarrytown, NY 10591
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration.



Calculation of Registration Fee Under the Securities Act of 1933

 Title of Securities    Amount Being   Proposed Max   Proposed Max     Amount of
  being Registered       Registered      Offering      Aggregate       Registra-
                                          Price      Offering Price    tion  Fee
The Internet Fund, Inc.                     *
 Common Stock $.01        1,500,000       $5.00        $7,500,000      $2,343.75
   par value

* Estimated for the purpose of determining the amount of the registration fee. This is the actual Net Asset value per share as of the starting date.



The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A) may determine.

                           Cross Reference Sheet


          INFORMATION REQUIRED                 CAPTIONS IN FILING
Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     Financial Statements &
Exhibits
Item 25. Persons Controlled by/or under      Control Persons
      Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnifications               Indemnification
Item 28. Business & Other Connections of     Activities of Investment
                                             Advisor
       Advisor
 Item 29  Principal Underwriters    Principal Underwriter
Item 30. Location of Accounts & Records Location of Accounts &
                                        Records
Item 31. Management Services       Not Applicable
Item 32. Undertakings              Not Applicable

                    THE INTERNET FUND, INC.
                      473 Martling Avenue,
                      Tarrytown, NY 10591
                         (914) 631 9030
                         (888) FUND-WWW

                           October 21, 1996

                           PROSPECTUS

The Internet Fund, Inc. (the "Fund") is a diversified, open-end management investment company. The Fund's primary investment objective is long-term growth of capital, a goal it seeks by investing primarily in the common stocks and securities convertible into common stocks of domestic and foreign companies engaged in the Internet and Internet-related activities. Current income is a secondary objective. No assurance can be given that the Fund will realize its objectives. This Prospectus sets forth certain information about The Internet Fund, Inc., that a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference.

A STATEMENT OF ADDITIONAL INFORMATION about the Fund dated October 21, 1996, has been filed with the Securities and Exchange Commission and contains further information about the Fund. A copy of the Statement of Additional Information may be obtained without charge by calling or writing the Fund at the telephone number or address listed above. The Statement of Additional Information is incorporated herein by reference.

            THESE SECURITIES HAVE NOT BEEN APPROVED
              OR DISAPPROVED BY THE SECURITIES AND
                EXCHANGE COMMISSION OR ANY STATE
              SECURITIES COMMISSIONER NOR HAS THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY
           STATE SECURITIES COMMISSIONER PASSED UPON
                THE ACCURACY OR ADEQUACY OF THIS
                          PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A
                       CRIMINAL OFFENSE.

THE INTERNET FUND, INC.

Investment Adviser:
     Kinetics Asset Management, Inc.

Distributor:
     The Fund serves as its own distributor.

     FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . .3
     FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . . . . .4
     INVESTMENT OBJECTIVES AND POLICIES. . . . . . . . . . . . .4
     OTHER INVESTMENTS AND INVESTMENT
          PRACTICES. . . . . . . . . . . . . . . . . . . . . . .5
     RISK FACTORS. . . . . . . . . . . . . . . . . . . . . . . .6
     INVESTMENTS RESTRICTIONS. . . . . . . . . . . . . . . . . .7
     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . .8
     MANAGEMENT OF THE FUND. . . . . . . . . . . . . . . . . . .9
     PURCHASING SHARES . . . . . . . . . . . . . . . . . . . . 11
     DISTRIBUTION AND TAXES. . . . . . . . . . . . . . . . . . 12
     REDEMPTION AND REPURCHASE OF SHARES . . . . . . . . . . . 14
     DETERMINATION OF NET ASSET VALUE. . . . . . . . . . . . . 15
     STOCKHOLDER SERVICES. . . . . . . . . . . . . . . . . . . 16
     GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . 16
     SHARE PURCHASE APPLICATION. . . . . . . . . . . . . . . . 18

No dealer, salesman, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offer by the Fund or by the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the fund or the Distributor to make such offer or solicitation in such jurisdiction.

                   FUND EXPENSES

Shareholder Transaction Expenses

                  FUND EXPENSES

Shareholder Transaction Expenses

Sales Load on Purchases (as a percentage of offering price) - None

Sales Load on Reinvested Dividends (as a percentage of offering price) - None

Deferred Sales Load - None

Redemption Fee - None

Exchange Fee - None

IRA Trustee Fees (per account) - $10 annually


Annual Fund Operating Expenses

(as a percentage of average net assets)

Management and Administration Fees - 1.25%
12b-1 Fees*                        - 0.25%
Other Expenses                     - 0.50%
                                     -----
Total Fund Operating Expenses      - 2.00%

                     EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

1 year 		3 years 	5 years 	10 years
$20		$63		$108		$234


* Under the rules of the National Association of Securities Dealers, Inc. (The "NASD"), a 12b-1 fee may be treated as a sales charge for certain purposes under those rules. Because a 12b-1 fee is an annual fee charged against the assets of a Fund, long-term stockholders may indirectly pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the NASD (see "Distributor").

The purpose of the foregoing table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.

THE EXAMPLE WHICH IMMEDIATELY FOLLOWS THE
TABLE USES THE "TOTAL FUND OPERATING
EXPENSES" FIGURE ABOVE AND ASSUMES IT WILL
REMAIN CONSTANT OVER THE ILLUSTRATED
PERIOD. THE EXAMPLE SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST OR
FUTURE EXPENSES. ACTUAL FUND EXPENSES MAY BE
GREATER OR LESSER THAN THOSE SHOWN IN THE
EXAMPLE OR IN THE TABLE.

                      FINANCIAL HIGHLIGHTS

As a newly formed company, the Fund does not have historical performance data.

                INVESTMENT OBJECTIVES AND POLICIES

The Fund's primary investment objective is long-term growth of capital, a goal it seeks by investing primarily in common stocks and securities convertible into common stocks of domestic companies engaged in the Internet and Internet-related activities or services. Current income is a secondary objective. No assurance can be given that the Fund will realize its objectives. See "Taxes."

Except during temporary defensive periods, not less than 80% of the Fund's total assets will be invested in the securities of companies engaged in Internet and Internet-related activities, and, except during temporary defensive periods, the Fund would normally expect at least 90% of its total assets to be so invested. As a diversified investment company, at least 75% of the Fund's total assets are required to be invested in securities limited in respect of any one issuer to not more than 5% of the Fund's total assets and to not more than 10% of the issuer's voting securities.

The Adviser believes that favorable investment opportunities are offered by companies that provide products or services designed for the Internet. The Internet is a global collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies, and consumers to communicate electronically, access and share information, and conduct business. The Adviser believes that the dramatic growth of Internet activity will provide many investment opportunities. Accordingly, the Fund seeks to invest in common stock, and other securities, of companies whose research and development efforts, in the opinion of the Adviser, may result in higher stock values.

An important yardstick the Adviser employs in making portfolio selections, in addition to evaluating trends in corporate revenues, earnings, and dividends, is the amount of capital currently being expended on research and development, and the nature thereof.
The Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Portfolio securities generally will be selected from companies in the following groups:

Internet Access Providers - Companies that provide users with access to the Internet.

Software Developers - Companies that develop software tools to access the Internet, to facilitate information distribution and gathering, to secure Internet-based transactions, etc.

Hardware Manufactures - Companies that develop and manufacture communication equipment, such as modems, switches and routers, used to access the Internet, and those that develop and manufacture workstations and Personal Communications Systems used to access the Internet and provide Internet services.

Content Developers - Companies that supply information and entertainment content, such as games, music, and video, on the Internet.

Publishing Companies - Companies that provide information about the Internet through publication of books, magazines, and newspapers.


                 OTHER INVESTMENTS AND INVESTMENT
PRACTICES

Due to the changing nature of the Internet, the national economy, and market conditions, the Fund may, as a temporary defensive measure, invest, without limitation as to the amount, in money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested in money market instruments or held in cash at any given time, except when the Fund is in a temporary defensive posture. The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's at the time of purchase. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's at the time of purchase. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest.

Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" of the Statement of Additional Information" for a description of debt security ratings.

The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

Market risk relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to stockholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement.

The Fund does not trade in securities for short-term profits, but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

For more information concerning these investment practices, see "Investment Objectives and Policies" in, and Appendix B, to the Statement of Additional Information.

                           RISK FACTORS

There can be no assurance that a portfolio consisting primarily of securities issued by companies engaged in the Internet and Internet-related activities will achieve the Fund's investment objectives. Because the Fund concentrates its investments in this area, its shares do not represent a complete investment program and their value may fluctuate more than shares invested in a broader range of industries. The value of Fund shares will also be especially susceptible to factors affecting companies engaged in Internet and Internet-related activities. Such companies are generally subject to the rate of change in technology which is higher than in other industries. Changes in governmental policies, such as telephone and cable regulations, freedom of speech, and anti-trust regulations, may have a material effect on the demand for Internet services. Many of the products and services of companies engaged in the Internet and Internet-related activities are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.

Management has no previous experience managing a mutual fund, see Management of the Fund.


                     INVESTMENT RESTRICTIONS

The Fund is subject to certain investment restrictions described here and in the Statement of Additional Information, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1.   The Fund will not act as underwriter for securities of
     other issuers except insofar as the    Fund may be
     deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities).

4. With respect to 75% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

5. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

6. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

7. The Fund will not invest in the securities of any one industry, except the Internet and Internet-related industries (and except securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities) if as a result more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 80% of the Fund's total assets will be invested in the securities of companies engaged in Internet and Internet-related activities, and, except during temporary defensive periods, the Fund would normally expect at least 90% of its total assets to be so invested.

8. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

9.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.


                     PERFORMANCE INFORMATION

The Fund may from time to time include figures indicating the Fund's yield, total return, or average annual total return in advertisements or reports to stockholders or prospective investors. Quotations of the Fund's yield will be based on all investment income per share earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period. Average annual return and total return figures represent the increase (decrease) in the value of an investment in the Fund over a specified period. Both calculations assume that all income dividends and capital gain distributions during the period are reinvested at net asset value in additional Fund shares. Quotations of the average annual total return reflect the deduction of a proportional share of Fund expenses on an annual basis. The results, which are annualized, represent an average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5, and 10 years ending on the most recent calendar quarter (but not for a period greater than the life of the Fund). Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

Performance information for the Fund may be compared, in reports and promotional literature, to: (I) the Standard & Poor's 500 Stock Index ("S&P 500 "), the Dow Jones Industrial Average ("DJIA") and the National Association of Securities Dealers Automated Quotations ("the NASDAQ") Composite Index; (ii) other groups of mutual funds tracked by Lipper Analytical Services, the widely used independent research firm that ranks mutual funds by overall performance, investment objectives, and sets; and (iii) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in the Fund. Un-managed indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in the light of the Fund's investment objectives and polices, the types and quality of the Fund's portfolio investments, market conditions during the particular time period, and operating expenses. Such information should not be considered as a representation of the Fund's future performance. For a description of the methods used to determine the Fund's yield, average annual total return and total return, see the Statement of Additional Information.

                      MANAGEMENT OF THE FUND

The Fund is an open-end diversified management investment company, commonly called a mutual fund. Through the purchase of shares of the Fund, investors with goals similar to the investment objectives of the Fund can participate in the investment performance of the portfolio of investments held by the Fund. The management and affairs of the Fund are supervised by its Board of Directors whose name and general background information appear in the Statement of Additional Information. The Board meets six times a year to review Fund's progress and status.

Adviser

Kinetics Asset Management, Inc., is a New York corporation that acts as an Investment Adviser to the Fund. Leonid Polyakov is the president of Kinetics Asset Management, Inc. Mr. Polyakov has more than 15 years experience in a variety of professional and managerial positions in the software industry. Mr. Francis J. Alexander is an officer of Kinetics Asset Management, Inc., and a portfolio manager. Mr. Alexander has more than 20 years of investment experience as a portfolio manager.

Officers and Directors of the Fund

Officers and directors of the Fund, together with their addresses and principal occupations during the past five years, are:

Name and Address       Position                   Principal Occupation Past
                                                  Five Years

Leonid Polyakov        President                  President
473 Martling Ave.      Interested Director        The Internet Fund, Inc.
Tarrytown, NY 10591                               Manager of Special Projects
                                                   Alltel Information Services

Francis J. Alexander   Vice President             Vice President
270 Greenwich Ave.     Interested Director          Portfolio manager
Greenwich, CT 06830    Secretary                  The Internet Fund, Inc.
                                                  Portfolio Manager
                                                  Alexander Capital
                                                  Management, Inc.


Jeffery B. Kelvin      Non-interested Director    President
14 Fox Hunt Circle                                Financial Planners Assistants
Plymouth Meeting,
PA 19462

Kathleen Campbell      Non-interested Director    Councellor-at-Law
13 Elm Road
Scarsdale, NY 10583

Douglas Cohen, C.P.A.  Non-interested Director    Certified Public Accountant
86 Samuel Street
Ponkonkoma, NY 11779



The fund does not compensate those officers and directors that are affiliated with the Investment Adviser except as they may benefit through payment of the Advisory fee.

Expenses

The Fund's expenses are accrued daily and are deducted from its total income before dividends are paid. These expenses include, but are not limited to: fees paid to the Adviser and the Administrator; taxes; legal fees; custodian and auditing fees; reimbursement of the costs incurred by the Administrator in providing pricing and accounting services to the Fund; and printing and other miscellaneous expenses paid by the Fund. The Adviser and Administrator have agreed that in any fiscal year in which the aggregate expenses of the Fund (including advisory, administrative, and transfer agency fees, but excluding, to the extent permitted by applicable state law, interest, local, state, and Federal taxes, sales charges, distribution plan expenses, and extraordinary expenses as determined by the Fund's directors who are not "interested persons" of the Administrator or the Fund's investment adviser as defined in the 1940 Act) exceed the expense limitation of any state having jurisdiction over the Fund, the fees paid to the Adviser and Administrator hereunder will be reduced pro rata (but not below zero)) to the extent require by such expense limitation. The Adviser and the Administrator have each agreed to bear their pro rata share of any such fee reduction based on the percentage that such person's fee bears to the total fees paid by the Fund to the Adviser under the Investment Advisory Agreement and to the Administrator under the Administration Agreement.

Distributor

The Fund acts as its own transfer agent. The fund's custodian is U.S. Clearing Corporation.

The Investment Company Act of 1940 prohibits a fund from acting as a distributor of securities of which it is an issuer, except through an underwriter or pursuant to a written distribution plan meeting certain standards. Pursuant to these provisions, the Fund has adopted the Plan, under which monthly payments made by the Fund to the Distributor may not exceed an amount computed at an annual rate of 0.25% of the Fund's average net assets. Of this amount, at the end of each calendar quarter the Distributor may reallocate to broker-dealers (which may include the Distributor itself), financial institutions or other industry professionals (collectively, the "Service Organizations") fees at annual rates of up to 0.25% of the average net assets of Fund shares owned by stockholders for whom the Service Organizations are the dealers or holders of record and with whom the Service Organizations have a servicing relationship pursuant to a Service Agreement or a Dealer Agreement with the Distributor. Normally the expenses paid by the Distributor will exceed the fees received by the Distributor under the Plan (said fees will not be offset by any sales charges received by the Distributor).

The staff of the Securities and Exchange Commission (the
"SEC") has proposed amendments to Rule 12b-1. If the Rule is amended as proposed or in some other manner, it may be necessary for the Fund to consider amending the Plan and any related agreements.


                        PURCHASING SHARES

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund's Distributor. Except for the Fund itself, only the Distributor and investment dealers that have a sales agreement with the Distributor are authorized to sell shares of the Fund. For further information, reference is made to the caption "Distributor" in the Fund's Statement of Additional Information.

Shares of the Fund are sold at net asset value, without a sales charge, and will be credited to a stockholder's account at the net asset value next computed after an order is received. The minimum initial investment is $1,000, and the minimum investment for subsequent purchases is $100. The Fund does not intend to issue stock certificates representing shares purchased. The Fund's management reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so.

An account may be opened by mailing a check or other negotiable bank draft (payable to The Internet Fund, Inc.) for $1,000 or more together with the completed investment application form to the Fund. Subsequent investments in the amount of $100 or more may be mailed directly to the Fund. All such investments are effected at the net asset value of Fund shares next computed following receipt of payment by the Fund. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the stockholder's address of record.

At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor. In addition, the Adviser, the Administrator, and/or the Distributor in their discretion may from time to time, pursuant to objective criteria established by the Adviser, the Administrator, and/or the distributor, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Payment for all orders to purchase Fund shares must be received by the Fund's Transfer Agent within three business days after such orders are placed.

Investing Through Authorized Dealers

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the New York Stock Exchange on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the New York Stock Exchange on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

After each investment, the stockholder and the authorized investment dealer will receive confirmation statements of the number of shares purchased and owned.

Telephone Purchase Authorization (Investing by Phone)

Stockholders who have completed the Telephone Purchase
Authorization section of the Investment Application Form may purchase additional shares by telephoning the Fund at (914) 631-9030, or toll-free at (888) FUND-WWW. The minimum telephone purchase is $100 and the maximum is the greater of $100 or three times the net asset value of shares (for which certificates have not been issued) held by the stockholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be effected at the net asset value next computed after receipt of the call by the Fund. Payment for the telephone purchase must be received by the Fund within three business days after the order is placed. If payment is not received within three business days after the order is placed, the stockholder will be liable for all losses incurred as a result of the purchases.

                      DISTRIBUTION AND TAXES

Payment Options

Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to stockholders of the Fund are paid in additional shares of the Fund, with no sales charge, based on the Fund's net asset value as of the close of business on the record date for such distributions. However, a stockholder may elect on the application form to receive distributions as follows:

     Option 1. To receive income dividends in cash and capital gain distributions in additional Fund shares, or

     Option 2. To receive all income dividends and capital gain distributions in cash.

The Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The Fund will advise each stockholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the stockholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, your distribution checks will reinvested in your account at the then current net asset value and your election will be converted to the purchase of additional shares.

Taxes

The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund generally will be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to stockholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to stockholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to stockholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to stockholders as ordinary income. Distributions of net capital gains designated by the Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a stockholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the stockholder reinvests the distributions in additional shares or elects to receive them in cash.

Stockholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

As a means of earning additional income, the Fund may write covered options on the securities in its portfolio.

Upon the sale, redemption, or other disposition of shares of the Fund, a stockholder generally will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as a capital gain or loss if the shares are capital assets in the stockholder's hands and generally will be long-term or short-term, depending upon the stockholders's holding period for the shares.
Any loss realized as the result of sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including shares acquired pursuant to the reinvestment plan) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.
Any loss realized by a stockholder on a disposition of Fund shares held by the stockholder for six months or less will be treated as a long-term capital loss to the extent of any capital gains dividends received by the stockholder with respect to such shares.

The Fund may be required to withhold Federal income tax at the rate of 31% of all taxable distributions (including gross proceeds from the redemption of Fund shares) payable to stockholders who fail to provide the Fund with their correct taxpayer identification number, or to make required certifications, or where the Fund or the stockholder has been notified by the Internal Revenue Service that the stockholder is subject to backup withholding. Corporate stockholders and certain other stockholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the stockholder's Federal income tax liability.


               REDEMPTION AND REPURCHASE OF SHARES

Generally, stockholders may require the Fund to redeem their shares by sending a written request, signed by the record owner(s), to The Internet Fund, Inc., 473 Martling Ave., Tarrytown, NY
10591. In addition, certain expedited redemption methods described below are available. The written request with the stockholder's signature guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. No signature guarantees for shares for which no certificates have been issued are required when an application is on file at the Transfer Agent. However, if the proceeds of the redemption are to be paid to someone other than the registered holder, or to other than the stockholder's address of record, or if the shares are to be transferred, the owner's signature must be guaranteed as specified above. The redemption price shall be the net asset value per share next computed after receipt of the redemption request. See "Determination of Net Asset Value."

The Fund reserves the right to pay any portion of a redemption request in excess of $500,000 in readily marketable securities from the Fund's portfolio. In this case, the stockholders may incur brokerage charges on the sale of the securities.

The right of redemption and payment of redemption proceeds are subject to suspension for any period during which the New
York Stock Exchange is closed, other than customary weekend and holiday closings, or when trading on the New York Stock
Exchange is restricted as determined by the Securities and Exchange commission; during any period when an emergency as defined by the rules and regulations of the Securities and Exchange Commission exists; or during any period when the Securities and Exchange Commission has by order permitted such suspension.
The Fund will not mail redemption proceeds until checks
(including certified checks or cashier's checks) received for the shares purchased have cleared, which can be as long as 15 days.

The value of shares on repurchase or redemption may be more or less than the investor's cost depending upon the market value of the Fund's portfolio securities at the time of redemption.

                 DETERMINATION OF NET ASSET VALUE

The net asset value per shares is computed daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange, which is currently 4:00 p.m., Eastern time, except that the net asset value will not be computed on the following holidays: New Year's Day, President's Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value also will be determined on any day in which there is sufficient trading in its portfolio securities that the net asset value might be affected materially, but only if on any such day the Fund is required to sell or redeem shares. The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (less accrued expenses) by the total number of the Fund's shares outstanding at such time. The net asset value so computed will be used for all purchase orders and redemption requests received between such computation and the preceding computation.

To the extent sales prices are available, securities that are traded on a recognized stock exchange are valued at the last sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the Administrator will use the latest price on the exchange where the stock is primarily traded. If there is no sale that day or if the security is not listed, the security is valued at its last sale quotation. The calculation of the Fund's net asset value per share may not take place contemporaneously with the times noted above for determining the prices of certain of the Fund's portfolio securities, including foreign securities. If an event materially effecting the value of such securities occured between the time when their prices are determined and the time the Fund's net asset value is calculated, such securities will be valued at fair value as determined in good faith by the directors. Also, for any security for which application of the preceding methods of valuation results in a price for a security that is deemed not to be representative of the market value of such security, the security will be valued at fair value in the best judgment of the Administrator under the supervision and responsibility of the Board of Directors.

Call option contracts written on portfolio securities will be priced at the latest sales price on the principal exchange on which such options are normally traded or, if there have been no sales on such exchange on that day, at the closing asked price. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. All other assets and securities held by the Fund (including restricted securities) are valued at fair value as determined in good faith by the Administrator under the supervision and responsibility of the Board of Directors.


                       STOCKHOLDER SERVICES

The Internet Fund, Inc., provides its stockholders with a number of services and conveniences designed to assist investors in the management of their investments. These stockholder services include the following:

Tax-Deferred Retirement Plans

Individual Retirement Accounts (for individuals who wish to make limited contributions, which may be tax deductible in certain circumstances, to a tax-deferred account for retirement).

Dividends and distributions will be automatically reinvested without a sales charge. For further details, including fees charged, tax consequences, and redemption information, see the specific plan documents, which can be obtained from the Fund.

Investors should consult with their tax adviser before establishing any of the tax-deferred retirement plans described above.

                       GENERAL INFORMATION

The Internet Fund, Inc., was incorporated in the State of New York on March 20,1996, as an open-end diversified management investment company, as defined in the Investment Company Act of 1940, as amended. Its authorized capitalization currently consists of ten million full and fractional shares of Common Stock, $0.001 value per share. The Articles of Incorporation of the Fund authorize the Board of Directors to classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects, from time to time before the issuance thereof, their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualification and terms and conditions of redemption. All Fund shares are of the same class, with equal rights and privileges. The Articles of Incorporation further authorize the directors to classify or reclassify in a similar manner any particular class of Fund shares into one or more series.

Stockholders are entitled to one vote for each full Fund share held and fractional votes for fractional Fund shares held. Each Fund share is entitled to participate equally in any dividend or distribution declared by the Fund's Board of Directors and in the net distributable assets of the Fund on liquidation. Fund shares have no preemptive, conversion, or exchange rights. When issued for payment as described in this Prospectus, Fund shares will be fully paid and nonassessable. Fund share have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares may elect all of the directors. The Fund is not required to hold regular annual meetings, and will do so only when required by law. Stockholders may, in accordance with the By-Laws of the Fund, cause a meeting of stockholders to be held for the purpose of voting on the removal of directors.

The Fund's securities are held by U.S. Clearing Corporation.

Inquiries by stockholders of the Fund should be addressed to the Fund at the address stated on the cover page of this Prospectus.

                           SHARE PURCHASE APPLICATION

  Please make checks payable to:The Internet Fund, Inc.
     473 Martling Ave.
     Tarrytown, NY 10591

Amount of Investment attached $                  (Minimum purchase $1,000)
All applications are accepted in New York and under New York laws.

Instructions
Fill in where applicable

Do not use this form to open an IRA account

-----------------------------------------------------------------------------
Individual
Use Line 1

1. Individual

     First Name               Initial        Last Name Social Security Number


-----------------------------------------------------------------------------
Joint Account
Use Lines 1 and 2

2. Joint Tenant

     First Name               Initial        Last Name Social Security Number


-----------------------------------------------------------------------------
Gift to Minors
Use Line 3

3. Uniform Gift to Minors

     Custodian's Name (Only one allowed by law)  Minor's State of Residence



     Minor's Name (Only one allowed by law)      Minor's Social Security Number


--------------------------------------------------------------------------------
Other

(Corporations, Trusts,
Plans, Associations and
Partnerships)

Use Line 4

4.                                      Tax Identification Code

 Full Address

Number and Street        City           State            Zip Code

--------------------------------------------------------------------------------
Citizen of:   United States     Other (Specify)


--------------------------------------------------------------------------------
Home Telephone No.                                 Busines Telephone No.



--------------------------------------------------------------------------------

Signature                                     Date



Individual (or Custodian)                  Corporate Officer or Trustee



Joint Tenant  ( if any)                   Title of Corporate Officer or Trustee



The undersigned certify that I / we have full authority and legal capacity to purchase shares of the Fund and affirm that I / we have received a current Prospectus for the Interent Fund and agree to be bound by its terms.

                DIVIDEND DIRECTION

  Reinvest all distributions                     Pay in cash
--------------------------------------------------------------------------------

Form W-9
(October 1983)
Department of Treasury
Internal Revenue Service


Name as shown on account (if joint account, give joint owner's name)

Address


City, State and Zip code


Part I. - Taxpayer Identification Number               Part II. -
                                                       Backup
                                                       Witholding



Enter the taxpayer identification number in the        OR
appropriate box. For most individual taxpayers, this is the social security number.





Certification. - Under the penalties of perjury, I certify that the information provided on this form is true, correct and complete



Signature:                                   Date:
-------------------------------------------------------------------------------

                    THE INTERNET FUND, INC.
                       473 Martling Ave,
                      Tarrytown, NY 10591
                         (914) 631-9030
                         (888) FUND-WWW

                           October 21, 1996

              STATEMENT OF ADDITIONAL INFORMATION

This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated October 21, 1996. To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.

The Internet Fund, Inc. (the "Fund") is a diversified, open-end management investment company. The Fund's primary investment objective is long-term growth of capital, a goal it seeks by investing primarily in the common stocks and securities convertible into common stocks of domestic and foreign companies engaged in the Internet and Internet-related activities. Current income is a secondary objective. No assurance can be given that the Fund will realize its objectives. The Prospectus sets forth certain information about The Internet Fund, Inc., that a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference.

                    THE INTERNET FUND, INC.

     THE FUND. . . . . . . . . . . . . . . . . . . . . . . . . .2
     INVESTMENT OBJECTIVES AND POLICIES. . . . . . . . . . . . .2
     OTHER INVESTMENTS AND INVESTMENT PRACTICES. . . . . . . . .3
     INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . .5
     INVESTMENT ADVISER. . . . . . . . . . . . . . . . . . . . .6
     OFFICERS AND DIRECTORS OF THE FUND. . . . . . . . . . . . .7
     CAPITALIZATION. . . . . . . . . . . . . . . . . . . . . . .8
     PURCHASING SHARES . . . . . . . . . . . . . . . . . . . . .8
     RETIREMENT PLANS. . . . . . . . . . . . . . . . . . . . . .9
     REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . 10
     BROKERAGE . . . . . . . . . . . . . . . . . . . . . . . . 10
     TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . 11

                            THE FUND


 The Internet Fund, Inc. (also referred to as the "Fund" was incorporated in New York on March 12, 1996. The Fund's registered office is in
Tarrytown, NY; mail may be addressed to 473 Martling Avenue, Tarrytown, NY 10591.

                INVESTMENT OBJECTIVES AND POLICIES

The Fund's primary investment objective is long-term growth of capital, a goal it seeks by investing primarily in common stocks and securities of domestic companies engaged in the Internet and Internet-related activities or services. Current income is a secondary objective. No assurance can be given that the Fund will realize its objectives. See "Taxes."

Except during temporary defensive periods, not less than 80% of the Fund's total assets will be invested in the securities of companies engaged in Internet and Internet-related activities, and, except during temporary defensive periods, the Fund would normally expect at least 90% of its total assets to be so invested. As a diversified investment company, at least 75% of the Fund's total assets are required to be invested in securities limited in respect of any one issuer to not more than 5% of the Fund's total assets and to not more than 10% of the issuer's voting securities.

The Adviser believes that favorable investment opportunities are offered by companies that provide products or services designed for the Internet. The Internet is a global collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies, and consumers to communicate electronically, access and share information, and conduct business. The Adviser believes that the dramatic growth of Internet activity will provide many investment opportunities. Accordingly, the Fund seeks to invest in common stock, and other securities, of companies whose research and development efforts, in the opinion of the Adviser, may result in higher stock values.

An important yardstick the Adviser employs in making portfolio selections, in addition to evaluating trends in corporate revenues, earnings, and dividends, is the amount of capital currently being expended on research and development, and the nature thereof. The Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Portfolio securities generally will be selected from companies in the following groups:

Internet Access Providers - Companies that provide users with access to the Internet.

Software Developers - Companies that develop software tools to access the Internet, to facilitate information distribution and gathering, to secure Internet-based transactions, etc.

Hardware Manufactures - Companies that develop and manufacture communication equipment, such as modems, switches, and routers, used to access the Internet, and those that develop and manufacture workstations and personal computers used to access the Internet and provide Internet services.

Content Developers - Companies that supply information and entertainment content, such as games, music, and video, on the Internet.

Publishing Companies - Companies that provide information about the Internet through publication of books, magazines, and newspapers.


                 OTHER INVESTMENTS AND INVESTMENT
PRACTICES

Due to the changing nature of the Internet, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation as to the amount in money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested in money market instruments or held in cash at any given time, except when the Fund is in a temporary defensive posture. The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest.

Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" of the Statement of Additional Information" for a description of debt security ratings.

The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

Market risk relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to stockholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement.

The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

                     INVESTMENT RESTRICTIONS

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1.   The Fund will not act as underwriter for securities of other
     issuers except insofar as the    Fund may be deemed an
     underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities).

4. With respect to 75% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

5. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

6. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

7. The Fund will not invest in the securities of any one industry, except the Internet and Internet-related industries (and except securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities) if as a result more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 80% of the Fund's total assets will be invested in the securities of companies engaged in Internet and Internet-related activities, and, except during temporary defensive periods, the Fund would normally expect at least 90% of its total assets to be so invested.

8. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

9.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.


                        INVESTMENT ADVISER


Kinetics Asset Management, Inc., is a New York corporation that acts as an Investment Adviser to the Fund. Leonid Polyakov is the president of Kinetics Asset Management, Inc. Mr. Polyakov has more than 15 years experience in a variety of professional and managerial positions in the software industry. Mr. Francis J. Alexander is an officer of Kinetics Asset Management, Inc., and a portfolio manager. Mr. Alexander has more than 20 years of investment experience as a portfolio manager.

On April 5, 1996, the Board of the Directors of the Fund approved a management and advisory contract with the Kinetics Asset Management, Inc. This Agreement will continue on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company
Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the Agreement, Kinetics Asset Management, Inc., will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Kinetics Asset Management, Inc., a fee of 1.25% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Advisor has agreed to absorb all expenses incurred by the Fund until 15 days after the date the Fund became operational.

Pursuant to its contract with the Fund, the Investment Advisor is required to render research, statistical, and Advisory services to the Fund;
to make specific recommendations based on the Fund's investment requirements; and to pay the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Advisor. Fees, if any, of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Advisor; legal and accounting fees; interest, taxes, and brokerage commissions, record keeping and the expense of operating its offices. The Investment Advisor has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.


                OFFICERS AND DIRECTORS OF THE FUND

Officers and directors of the Fund, together with their addresses and principal occupations during the past five years, are:

Name and Address     Position            Principal Occupation Past    Compensa-
                                                Five Years            tion

Leonid Polyakov      President           President                    $0
473 Martling Ave.    Interested Director  The Internet Fund, Inc.
Tarrytown, NY 10591                      Manager of Special Projects
                                          Alltel Information Services

Francis J. Alexander Vice President      Vice President               $0
270 Greenwich Ave.   Interested Director Portfolio manager
Greenwich, CT 06830  Secretary            The Internet Fund, Inc.
                                         Portfolio Manager
                                          Alexander Capital
                                          Management, Inc.


Jeffery B. Kelvin    Non-interested      President                     $0
14 Fox Hunt Circle   Director            Financial Planners Assistants
Plymouth Meeting,
PA 19462

Kathleen Campbell    Non-interested      Councellor-at-Law             $99
13 Elm Road          Director
Scarsdale, NY 10583

Douglas Cohen, CPA   Non-interested      Certified Public Accountant   $99
86 Samuel Street     Director
Ponkonkoma, NY 11779



The fund does not compensate its officers and directors who are affiliated with the Investment Adviser except as they may benefit through payment of the Advisory fee.



                          CAPITALIZATION


Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution, and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.


                        PURCHASING SHARES

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund's Distributor. Except for the Fund itself, only the Distributor and investment dealers that have a sales agreement with the Distributor are authorized to sell shares of the Fund. For further information, reference is made to the caption "Distributor" in the Fund's Statement of Additional Information.

Shares of the Fund are sold at net asset value, without a sales charge, and will be credited to a stockholder's account at the net asset value next computed after an order is received. The minimum initial investment is $1,000, and the minimum investment for subsequent purchases is $100.
The Fund does not intend to issue stock certificates representing shares purchased. The Fund's management reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so.

An account may be opened by mailing a check or other negotiable bank draft (payable to The Internet Fund, Inc.) for $1,000 or more together with the completed investment application form to the Fund. Subsequent investments in the amount of $100 or more may be mailed directly to the Fund. All such investments are effected at the net asset value of Fund shares next computed following receipt of payment by the Fund. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the stockholder's address of record.

At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Distributor, or participate in sales programs sponsored by the Distributor. In addition, the Adviser, the Administrator, and/or the Distributor in their discretion may from time to time, pursuant to objective criteria established by the Adviser, the Administrator, and/or the Distributor, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Payment for all orders to purchase Fund shares must be received by the Fund's Transfer Agent within three business days after such orders are placed.

Investing Through Authorized Dealers

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the New York Stock Exchange on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the New York Stock Exchange on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

After each investment, the stockholder and the authorized investment dealer will receive confirmation statements of the number of shares purchased and owned.

Telephone Purchase Authorization (Investing by Phone)

Stockholders who have completed the Telephone Purchase
Authorization section of the Investment Application Form may purchase additional shares by telephoning the Fund at (914) 631-9030, or toll-free at
(888) FUND-WWW. The minimum telephone purchase is $100 and the maximum is the greater of $100 or three times the net asset value of shares (for which certificates have not been issued) held by the stockholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be effected at the net asset value next computed after receipt of the call by the Fund. Payment for the telephone purchase must be received by the Fund within three business days after the order is placed. If payment is not received within three business days after the order is placed, the stockholder will be liable for all losses incurred as a result of the purchases.


                         RETIREMENT PLANS

Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employer maintained retirement plan may establish Individual Retirement Accounts (IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income to the degree permitted by the Internal Revenue Service's regulations. This IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nondeductible
IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals begin. The maximum annual contribution may be increased to $2,250 if you have a spouse who earns no compensation during the taxable year. A separate and independent spousal IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 or as late as age 70. In the event of death or disability, withdrawals may be made before age 59 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRAs. There is no fee to open and there is a $10 annual fee charged to maintain an Internet Fund IRA. All IRAs may be revoked within 7 days of their establishment with no penalty.


                       REDEMPTION OF SHARES

The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management.

The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or the valuation of net assets not reasonably practicable. The Fund intends to make payments in cash; however, the Fund reserves the right to make payments in kind.


                            BROKERAGE

The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Fund selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports, or other forms of assistance to the Fund or its Adviser.
No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method, or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

                              TAXES

Under provisions of Sub-Chapter M of the Internal Revenue Code of
1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter
M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, no more than 30% of the Fund's profits may be derived from sales of securities held less than three months, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

                                         FORM N-1A
                             PART C - OTHER INFORMATION


            Contents                                           Page #

1.  Financial Statements & Exhibits .............................     1
2.  Control Persons ..................................................1
3.  Number of Shareholders .......................................... 1
4.  Indemnification ..................................................1
5.  Activities of Investment Advisor .............................    1
6.  Principal Underwriters ...........................................1
7.  Location of Accounts & Records .............................      1
8.  Management Services ..............................................1
9.  Distribution Expenses ............................................1
10. Undertakings .....................................................1
11. Auditor's Consent ................................................2
12. Signatures .......................................................3

1.
  Item 24: a. Financial Statements
		The Internet Fund, Inc.
		(A Development Stage Company)
              Statement of Assets and Liabilities
                          July 15,1996

                             Assets

Cash                                    $100,000

                          Liabilities

Liabilities                             $    -

                           Net Assets

Net assets (equivalent to $5.00 per share         $100,000
based on 20,000 shares outstanding,
10,000,000 authorized, $.001 par value)

Composition of net assets:
     Shares of common stock                       $20
     Paid in capital                              $99,980

NET ASSETS, JULY 15, 1996                         $100,000

               See notes to financial statement.

	Lilling & Company
	Certified Public Accountants
	    SIGNATURES

                  Independent Auditors' Report

To the Shareholders and Board of Directors of The Internet Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Internet Fund, Inc. (a development stage company) as of July 15, 1996. This financial statement is the responsibility of the fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining , on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of accounts owned as of July 15, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of The Internet Fund, Inc. as of July, 15, 1996, in conformity with generally accepted accounting principles.
        Lilling & Company
        Certified Public Accountants
     SIGNATURES

July 22, 1996

                    The Internet Fund, Inc.
                 (A Development Stage Company)

                 Notes to Financial Statements

                         July 15, 1996

Note 1.   Organization and Significant Accounting Policies

Organization.

The Internet Fund, Inc. (The "Fund") currently has an application pending for registration under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of July 15, 1996, the Fund is a development stage company as operations have not commenced. The financial statement has been prepared in conformity with generally accepted accounting standards. Significant accounting policies of the Fund are as follows:

Security valuations

The Fund values securities for which exchange quotations are readily available at the last recorded sales price, or if the security is not traded on an exchange, at the closing bid price. Short term investments are valued at cost, approximating market value.

Income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. There, no provision for income taxes will be required.

Note 2.   Capital Shares Transactions

Transactions in capital stock as of July 15, 1996 are as follows:


                Capital Stock          Paid in Capital        Total
Shares issued
(20,000)         $20                   $99,980                $100,000


Note 3.   Fees and Other Related Party Transactions

The Fund has an investment advisory agreement with Kinetics Asset
Management, Inc. (Kinetics), whereby Kinetics will receive management and administration fees. Mr. Leonid Polyakov, the president of the Fund, is also the president of Kinetics.

   b. Exhibits
       (3.I)    Articles of Incorporation
       (3.ii)   By-Laws
       (10.I)   Investment Advisory Contract
       (10.ii)   Reimbursement Agreements with Officers and/or Directors
       (99.1)   Opinion of Counsel concerning Fund Securities
   All exhibits are incorporated by reference to pre-effective amendment no. 3 of the Securities Act of 1933 except exhibit (10.ii) which is attached.
2. Item 25: Control Persons - Not applicable
3. Item 26:  Number of Shareholders - There is one shareholder of the
Internet Fund, Inc., as of this filing.
4. Item 27: Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Item 28: Activities of Investment Advisor - Kinetics Asset
Management's activity at the present time is performance on its Investment Advisory Contracts currently effective with the Internet Fund, Inc.
6. Item 29: Principal Underwriter - The Fund acts as its own underwriter.
7. Item 30: Location of Accounts & Records - All fund records are held at corporate headquarters: 473 Martling Avenue, Tarrytown, NY 10591.
8.  Item 31: Management Services - Not applicable
9. Distribution Expenses - The fund currently bears no distribution expenses.
10. Item 32: Undertakings - The fund will file a post-effective amendment, within four to six months from the effective date of the Fund's Registration Statement under the Securities Act of 1933. The Fund will call a meeting of shareholders, if requested to do so by holders of at least 10 per cent of the Fund's outstanding shares, for the purpose of voting upon question of removal of a trustee or trustees and to assist in communications with other shareholders as required by the Investment Company Act of 1940.

                       Lilling & Company
                  Certified Public Accountants

                      Ten Cutter Mill Road
                      Great Neck, NY 11021

               CONSENT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS

We consent to the inclusion by reference in Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A of The Internet Fund,
Inc. of our report dated July 23, 1996, on our examination of the Financial Statements of such Company. We also consent to the reference to our firm in such Pre-Effective Amendment.




Lilling & Company
(Signature)
October 18, 1996
     SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Internet Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration
Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Tarrytown, on the 18th day of October, 1996.

                              THE INTERNET FUND, INC.
                                Leonid Polyakov,
                                  President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Name                 Title               Signatures   Date


Leonid Polyakov      President

Francis J. Alexander Vice President


Jeffery B. Kelvin    Non-interested
                     Director

Kathleen Campbell    Non-interested
                     Director

Douglas Cohen, CPA   Non-interested
                     Director